Receivables (Tables)	3 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of March 31, 2016 and December 31, 2015 is as follows:

	March 31, 2016	December 31, 2015
	(in millions)
Retail	$10,254	$10,344
Wholesale	8,529	8,611
Other	37	46
Total	$18,820	$19,001

Summary of Aging of Receivables

The aging of financing receivables as of March 31, 2016 and December 31, 2015 is as follows (in millions):

	March 31, 2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$26	$—	$—	$26	$7,639	$7,665	$34	$7,699
EMEA	—	—	—	—	523	523	—	523
LATAM	14	—	—	14	1,459	1,473	66	1,539
APAC	2	2	3	7	486	493	—	493
Total Retail	$42	$2	$3	$47	$10,107	$10,154	$100	$10,254
Wholesale
NAFTA	$—	$—	$—	$—	$3,703	$3,703	$63	$3,766
EMEA	57	1	—	58	3,880	3,938	83	4,021
LATAM	—	—	—	—	435	435	—	435
APAC	—	—	23	23	284	307	—	307
Total Wholesale	$57	$1	$23	$81	$8,302	$8,383	$146	$8,529

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three months ended March 31, 2016 and 2015 is as follows:

	Three Months Ended March 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	12	11	—	23
Charge-offs, net of recoveries	(18)	(2)	—	(20)
Foreign currency translation and other	17	9	—	26
Ending balance	405	176	—	581
Ending balance: Individually evaluated for impairment	192	130	—	322
Ending balance: Collectively evaluated for impairment	213	46	—	259
Receivables:
Ending balance	10,254	8,529	37	18,820
Ending balance: Individually evaluated for impairment	399	710	—	1,109
Ending balance: Collectively evaluated for impairment	$9,855	$7,819	$37	$17,711

	Three Months Ended March 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	13	11	—	24
Charge-offs, net of recoveries	(12)	(2)	—	(14)
Foreign currency translation and other	(49)	(19)	—	(68)
Ending balance	420	172	—	592
Ending balance: Individually evaluated for impairment	207	113	—	320
Ending balance: Collectively evaluated for impairment	213	59	—	272
Receivables:
Ending balance	10,910	8,611	50	19,571
Ending balance: Individually evaluated for impairment	447	714	—	1,161
Ending balance: Collectively evaluated for impairment	$10,463	$7,897	$50	$18,410

Allowance for credit losses activity for the year ended December 31, 2015 is as follows:

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	March 31, 2016				December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$37	$37	$—	$33	$41	$40	$—	$37
EMEA	$76	$76	$—	$77	$74	$74	$—	$79
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$29	$29	$—	$34	$33	$33	$—	$35
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$44	$42	$19	$42	$54	$53	$18	$52
EMEA	$232	$232	$171	$230	$238	$238	$167	$263
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$10	$10	$2	$11	$9	$9	$2	$12
Wholesale
NAFTA	$66	$66	$3	$70	$82	$82	$3	$92
EMEA	$570	$570	$115	$625	$607	$607	$95	$657
LATAM	$25	$21	$5	$25	$25	$21	$7	$22
APAC	$20	$20	$7	$18	$20	$20	$20	$18
Total
Retail	$399	$397	$192	$393	$416	$414	$187	$443
Wholesale	$710	$706	$130	$772	$767	$763	$125	$824

Carrying Amount of Restricted Assets Included In Financing Receivables

At March 31, 2016 and December 31, 2015, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2016	December 31, 2015
Retail note and finance lease receivables	$7,643	$7,695
Wholesale receivables	6,123	6,189
Total	$13,766	$13,884